Note 19 - Accumulated Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Balance		$ 119,863	$ 76,960
Total other comprehensive income (loss)		(1,291)	(110)
Change in accounting principle for adoption of ASU 2016-01
Change in accounting principle for adoption of ASU 2018-02
Period change		(1,291)	(110)
Balance		128,290	119,863
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Balance	[1]	1,091	1,201
Other comprehensive income before reclassification	[1]		475
Amount reclassified from accumulated other comprehensive income	[1]		(585)
Total other comprehensive income (loss)	[1]		(110)
Other comprehensive income (loss) before reclassification	[1]	(1,291)
Change in accounting principle for adoption of ASU 2016-01	[1],[2]	(141)
Change in accounting principle for adoption of ASU 2018-02	[1],[2]	187
Period change	[1]	(1,245)
Balance	[1]	$ (154)	$ 1,091

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.
[2]	Reclassifications are the result of the adoption of ASUs 2016-01 and 2018-02 effective for the Company beginning January 1, 2018. The reclassifications are presented within the Consolidated Statement of Changes in Stockholders' Equity for the affected transitional periods.